Unaudited Interim Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Series B Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends per share (in dollars per share)	$ 0.5	$ 0.5
Preferred stock, redemption price per share (in dollars per share)	25.041
Series C Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends per share (in dollars per share)	$ 0.625	$ 0.625